Financial Assets at FVTPL and Stock Loan - Schedule of Financial Assets at FVTPL and Stock Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets at FVTPL and Stock Loan [Abstract]
Listed equity shares	$ 193,585	$ 149,918
Unlisted equity shares	2,652	2,570
Movie income right investments	12,040	12,132
Investments held in trust accounts (note)	150,110
Total financial assets at fair value through profit or loss	358,387	164,620
Current	8,327	24,987
Non-current	$ 350,060	$ 139,633